Leases	12 Months Ended
Mar. 31, 2026
Leases
Leases

7. Leases

The following table shows ROU assets – finance leases and ROU assets – operating leases, finance lease liabilities and operating lease liabilities, and the associated financial statement line items as of March 31:

	As of March 31,
	2026	2025
	USD	USD
Assets
Right-of-use assets – finance lease, net	84,200	147,967
Right-of-use assets – operating lease, net	40,880	-

Liabilities
Finance lease liabilities, current	48,345	66,150
Finance lease liabilities, non-current	-	48,345
Operating lease liabilities, current	34,892	-
Operating lease liabilities, non-current	5,988	-

Weighted average remaining lease term – finance leases (in years)	0.75	1.68
Weighted average remaining lease term – operating leases (in years)	1.17	-
Weighted average discount rate – finance leases (%)	4.23	4.22
Weighted average discount rate – operating leases (%)	5.00	-

Information relating to finance and operating lease activities during the years ended March 31, 2026, 2025 and 2024 are as follows:

	For the years ended March 31,
	2026	2025	2024
	USD	USD	USD
Finance leases:
Amortization of right-of-use assets – finance lease	63,767	68,098	79,521
Interest of finance lease liabilities	3,533	6,385	10,294
	67,300	74,483	89,815
Operating lease:
Cash paid for operating lease	30,128	-	-
Expenses related to a short-term lease	9,487	51,538	37,179
	39,615	51,538	37,179

Total lease expenses	106,915	126,021	126,994

Cash outflows related to finance leases:
Financing cash outflows – principal paid	66,150	67,372	119,465
Financing cash outflows – interests paid	3,533	6,385	10,294
	69,683	73,757	129,759

Cash outflows related to operating lease:
Operating cash outflows - rental paid	39,615	51,538	37,179

During the years ended March 31, 2026, 2025 and 2024, there was no addition to right-of-use assets – finance lease. Right-of-use assets – finance lease represented purchases of certain motor vehicles under finance leases for its operations. Lease contracts are entered into for fixed term of 60 months. Lease terms are negotiated on an individual basis and contain different terms and conditions. The amortization of finance lease right-of-use assets was USD63,767, USD68,098 and USD79,521 for the years ended March 31, 2026, 2025 and 2024, respectively, and included in the cost of revenue.

During the year ended March 31, 2026, there was addition to right-of-use assets – operating lease. Lease contracts are entered into for fixed term of 24 months. The operating lease expense was USD30,128, nil and nil for the years ended March 31, 2026, 2025 and 2024, respectively, and included in the general and administrative expenses.

Maturities of lease payments under finance lease liabilities were as follows:

	As of March 31,
	2026	2025
	USD	USD
Year ending March 31,
2026	-	69,683
2027	49,207	49,207
Total undiscounted finance lease payments	49,207	118,890
Less: imputed interest	(862)	(4,395)
Finance lease liabilities recognized in the Consolidated Balance Sheet	48,345	114,495

Maturities of lease payments under operating lease liabilities were as follows:

	As of March 31,
	2026	2025
	USD	USD
Year ending March 31,
2027	36,154	-
2028	6,026	-
Total lease payments	42,180	-
Less: imputed interest	(1,300)	-
Operating lease liabilities recognized in the Consolidated Balance Sheet	40,880	-